Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Parenthetical) (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional Value, Liabilities	$ 19,339	$ 22,818
Fair Value, Liabilities	249	286
Notional Value, Assets	27,266	27,442
Underwriting Purchase and Sale Commitments [Member]
Derivative [Line Items]
Notional Value, Liabilities	19	36
Notional Value, Assets	19	36
Swap [Member] | Visa Class B Shares [Member]
Derivative [Line Items]
Notional Value, Liabilities	811	626
Fair Value, Liabilities	$ 106	$ 64
Derivative Liability Average Remaining Maturity Period	3 years 6 months	2 years 9 months